Right-Of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2022
Right-Of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

NOTE 16: RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

a.	Activity with respect to right-of-use assets:

The Company has entered into office space lease agreements, which are used for the Company’s operations. Leases of office space have lease terms of between 3 and 5 years.

Land and buildings

Cost:
Balance as of January 1, 2021	$-
Additions during the year:
New leases	654
Adjustments arising from translating financial statements from functional currency to presentation currency	13
Business combination	416

Balance as of December 31, 2021	$1,083

Accumulated depreciation:
Balance as of January 1, 2021	$-
Additions during the year:
Depreciation and amortization	96

Balance as of December 31, 2021	96

Right-of-use assets as of December 31, 2021, net	$987

Cost:
Balance as of January 1, 2022	$1,083
Additions during the year:
New leases	827
Adjustments arising from translating financial statements from functional currency to presentation currency	(46)
CPI and revaluation differences	63

Balance as of December 31, 2022	$1,927

Accumulated depreciation:
Balance as of January 1, 2021	$96
Additions during the year:
Depreciation and amortization	522

Balance as of December 31, 2022	618

Right-of-use assets as of December 31, 2022, net	$1,309

b.	Activity with respect to lease liability:

Land and buildings
Balance as of January 1, 2021	$-
Additions during the year:
New leases	654
Business combination	501
Lease payments	(68)
Interest expense	26
CPI and revaluation differences	27
Balance as of December 31, 2021	$1,140

Current lease liability, December 31, 2021	$319
Non-current lease liability, December 31, 2021	$821

Balance as of January 1, 2022	$1,140
Additions during the year:
New leases	827
Lease payments	(578)
Interest expense	83
CPI and revaluation differences	(85)
Balance as of December 31, 2022	$1,387

Current lease liability, December 31, 2022	$519
Non-current lease liability, December 31, 2022	$868

c.	Maturity analysis of undiscounted lease payments receivable for operating leases:

December 31,
2022

2023	393
2024	289
2025	84
2026	87
2027 and thereafter	15
$868